Loans and borrowings - Additional Information (Details) € in Thousands, $ in Thousands			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 05, 2019 USD ($)	May 24, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 17, 2019 USD ($)	Apr. 17, 2019 USD ($)	Apr. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 01, 2018 USD ($)	Aug. 01, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments of debt			$ 49	$ 6	$ 49	$ 3,980	$ 3,980	$ 2,418
Repayments of interest							17	85
Outstanding debt							49	$ 4,028				$ 45
Loan agreement with the key shareholder of the Group IDSB Holding Limited
Disclosure of detailed information about borrowings [line items]
Face amount of debt									$ 5,000
Repayments of debt	$ 1,000
Loan agreement with PLR Worldwide Sales Limited, a related party of the key shareholder of the Group IDSB Holding Limited
Disclosure of detailed information about borrowings [line items]
Face amount of debt										$ 1,000
Interest rate										3.00%
Repayments of debt		$ 1,000
Repayments of interest		$ 3
Loan agreement with shareholder and Chief Executive Officer, Andrey Fadeev
Disclosure of detailed information about borrowings [line items]
Face amount of debt											$ 500
Loan agreement with Empathy International S. A
Disclosure of detailed information about borrowings [line items]
Face amount of debt													$ 47,000	€ 40,000
Outstanding debt							$ 49